Intangible Assets (Details Narrative) £ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended
	Apr. 25, 2024 USD ($) shares	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
IfrsStatementLineItems [Line Items]
Number of ADSs issued | shares	378,163
Amount forgiven	$ 250
Quarterly payments		£ 1,997	$ 2,494
Liability	3,100	£ 5,241		£ 5,864	£ 2,363	£ 2,461
Emtora [Member]
IfrsStatementLineItems [Line Items]
Quarterly payments	$ 250		$ 250